Taxes (Provision for Income Taxes) (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Income Tax Expense Benefit By Geographic Operations [Line Items]
Income Tax Expense (Benefit)	$ 3,041	$ 5,298	$ 5,148
U.S. Operations
Schedule Of Income Tax Expense Benefit By Geographic Operations [Line Items]
Income Tax Expense (Benefit)	993	2,582	2,141
Non-U.S. Operations
Schedule Of Income Tax Expense Benefit By Geographic Operations [Line Items]
Income Tax Expense (Benefit)	$ 2,048	$ 2,716	$ 3,007